C1 Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Impact on Implementation of IFRS 9 and IFRS 15 on Equity and Other Balance Sheet Items

Estimated impact of IFRS 9 and IFRS 15 on Balance sheet items

			Restated		Adjusted
	As reported	IFRS 15	balance	IFRS 9	balance at
	31.12. 2017	restatement	31.12. 2017	adjustment	1.1.2018
Assets
Non-current assets
Deferred tax assets	21,228	735	21,963	407	22,370
Current assets
Inventories	24,960	587	25,547	—	25,547
Contract assets	—	13,120	13,120	—	13,120
Trade receivables	63,210	–15,105	48,105	–1,240	46,865

Equity and liabilities
Equity	100,176	–2,605	97,571	–1,401	96,170
Non-current liabilities
Borrowings, non-current	30,500	—	30,500	568	31,068
Current liabilities
Contract liabilities	—	22,121	22,121	—	22,121

Other current liabilities	62,370	–20,179	42,191	—	42,191

Summary of Estimated Impact of IFRS 15 on Equity	Estimated impact of IFRS 15 on Equity

	As reported	Impact of IFRS 15	Restated
December 31, 2015	147,366	–4,353	143,013
December 31, 2016	140,492	–5,235	135,257

Summary of Estimated Impact of IFRS 15 on Income Statement Items

Estimated impact of IFRS 15 on Income statement items

	As reported	Impact of IFRS 15	Restated
2017
Net sales	201,303	4,075	205,378
Cost of sales	–156,758	–703	–157,461
Gross income	44,545	3,372	47,917
Operating income (loss)	–38,126	3,372	–34,754
Taxes	4,267	–742	3,525
Net income (loss)	–35,063	2,630	–32,433

2016
Net sales	222,608	–2,292	220,316
Cost of sales	–156,243	1,160	–155,083
Gross income	66,365	–1,132	65,233
Operating income	6,299	–1,132	5,167
Taxes	–2,131	249	–1,882
Net income	1,895	–883	1,012